UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2014

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/HIMCO Short Duration Fund
(Class A: ASDAX)
( Class C: ASDCX)
 (Class I: ASDIX)

SEMI-ANNUAL REPORT
December 31, 2014

AAM/HIMCO Short Duration Fund
a series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	18
Supplemental Information	24
Expense Examples	27

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/HIMCO Short Duration Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aammutualfunds.com

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 13.0%
	Ally Master Owner Trust
$170,000	3.120%, 2/15/2017[1,2]	$170,383
250,000	0.561%, 6/17/2019[1,3]	249,472
250,000	American Express Issuance Trust II 0.861%, 8/15/2019[1,3]	250,957
250,000	BlackRock Senior Income Series V Ltd. 0.653%, 8/13/2019[1,2,3]	241,135
250,000	Canyon Capital CLO 2006-1 Ltd. 0.661%, 12/15/2020[1,2,3]	236,242
	Countrywide Asset-Backed Certificates
103,283	1.175%, 1/25/2035[1,3]	103,210
71,297	0.540%, 1/25/2036[1,3]	71,276
131,929	0.640%, 2/25/2036[1,3]	131,308
41,852	Fannie Mae Connecticut Avenue Securities 2.255%, 11/25/2024[1,3]	41,996
135,665	First Franklin Mortgage Loan Trust 2004-FF7 1.170%, 9/25/2034[1,3]	135,745
250,000	Foothill CLO Ltd. 1.683%, 2/22/2021[1,2,3]	246,080
400,000	Ford Credit Auto Owner Trust 1.970%, 5/15/2019[1]	403,656
500,000	Ford Credit Floorplan Master Owner Trust A 4.990%, 2/15/2017[2]	503,845
173,840	Foursight Capital Automobile Receivables Trust 2014-1 2.110%, 3/23/2020[1,2]	172,942
250,000	Goldentree Loan Opportunities VI Ltd. 2.578%, 4/17/2022[1,2,3]	247,991
197,456	Home Equity Asset Trust 1.210%, 11/25/2034[1,3]	191,791
104,195	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-A 0.670%, 3/25/2035[1,3]	104,328
250,000	Inwood Park CDO Ltd. 0.931%, 1/20/2021[1,2,3]	240,976
166,241	Mastr Asset Backed Securities Trust 2005-FRE1 0.420%, 10/25/2035[1,3]	166,099
230,507	Mastr Asset Backed Securities Trust 2005-WMC1 0.845%, 3/25/2035[1,3]	229,918
	Navistar Financial Dealer Note Master Trust
125,000	1.670%, 1/25/2018[2,3]	125,050
125,000	2.420%, 1/25/2018[2,3]	125,004
246,709	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WWF 1.190%, 12/25/2034[1,3]	247,092
123,418	Popular ABS Mortgage Pass-Through Trust 2005-B 0.650%, 8/25/2035[1,3]	123,367

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$207,766	Structured Asset Investment Loan Trust 2004-10 1.230%, 11/25/2034[1,3]	$207,589
131,312	Structured Asset Investment Loan Trust 2005-1 0.875%, 2/25/2035[1,2,3]	131,003
92,372	Structured Asset Investment Loan Trust 2005-2 0.845%, 3/25/2035[1,3]	92,563
277,726	Structured Asset Investment Loan Trust 2005-6 0.890%, 7/25/2035[1,3]	275,136
82,652	Structured Asset Investment Loan Trust 2005-7 0.450%, 8/25/2035[1,3]	82,540
	Synchrony Credit Card Master Note Trust
200,000	1.030%, 1/15/2018[1]	200,039
500,000	1.011%, 6/15/2018[1,3]	500,161
300,000	Wasatch Ltd. 0.563%, 11/14/2022[1,2,3]	283,887
	TOTAL ASSET-BACKED SECURITIES (Cost $6,549,097)	6,532,781

	BANK LOANS – 12.9%
139,288	Academy Ltd. 4.500%, 8/3/2018[1,3]	137,481
200,000	Activision Blizzard, Inc. 3.250%, 10/11/2020[1,3]	199,999
198,998	Affinion Group, Inc. 6.750%, 4/30/2018[1,3]	186,933
139,281	Alere, Inc. 4.250%, 6/30/2017[1,3]	138,381
169,150	Amsurg Corp. 3.750%, 7/8/2021[1,3]	168,163
99,499	Aramark Services, Inc. 3.250%, 2/24/2021[1,3]	98,162
198,998	Ardagh Holdings USA, Inc. 4.000%, 12/17/2019[1,3]	195,764
199,000	Avago Technologies Cayman Ltd. 3.750%, 5/6/2021[1,3]	198,710
198,924	Biomet, Inc. 3.658%, 7/25/2017[1,3]	198,302
100,000	CBS Outdoor Americas Capital LLC 3.000%, 1/31/2021[1,3]	97,929
173,756	CSC Holdings LLC 2.657%, 4/17/2020[1,3]	170,456
199,000	DaVita HealthCare Partners, Inc. 3.500%, 6/24/2021[1,3]	197,417
198,995	Dell International LLC 4.500%, 4/29/2020[1,3]	198,871

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Principal Amount		Value

	BANK LOANS (Continued)
$149,241	DigitalGlobe, Inc. 3.750%, 1/31/2020[1,3]	$148,447
199,180	Emdeon, Inc. 3.750%, 11/2/2018[1,3]	196,131
248,711	FCA US LLC 3.500%, 5/24/2017[1,3]	247,868
200,000	First Data Corp. 3.655%, 3/24/2018[3]	196,438
198,992	FMG Resources August 2006 Pty Ltd. 3.750%, 6/30/2019[1,3]	181,406
198,998	Grifols Worldwide Operations USA, Inc. 3.169%, 2/27/2021[1,3]	196,593
198,992	HCA, Inc. 2.904%, 3/31/2017[1,3]	197,831
248,731	Hertz Corp. 3.750%, 3/11/2018[1,3]	244,067
199,000	Hillman Group, Inc. 4.500%, 6/30/2021[1,3]	197,010
180,180	Hilton Worldwide Finance LLC 3.500%, 10/25/2020[1,3]	178,415
200,000	Intelsat Jackson Holdings SA 3.750%, 6/30/2019[1,3]	197,550
236,714	Landry's, Inc. 4.000%, 4/24/2018[1,3]	235,590
200,000	Level 3 Financing, Inc. 4.000%, 1/15/2020[1,3]	198,750
186,916	MPH Acquisition Holdings LLC 4.000%, 3/31/2021[1,3]	182,290
199,500	New Albertsons, Inc. 4.750%, 6/27/2021[1,3]	196,321
198,966	Novelis, Inc. 3.750%, 3/10/2017[1,3]	197,075
199,500	Paragon Offshore Finance Co. 3.750%, 7/11/2021[1,3]	161,346
199,000	Post Holdings, Inc. 3.750%, 6/2/2021[1,3]	198,378
57,000	RPI Finance Trust 3.500%, 12/11/2020[1,3]	56,988
99,500	SBA Senior Finance II LLC 3.250%, 3/24/2021[1,3]	97,738
198,998	Sungard Availability Services Capital, Inc. 6.000%, 3/31/2019[1,3]	178,202
200,000	SUPERVALU, Inc. 4.500%, 3/21/2019[1,3]	197,098

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Principal Amount		Value

	BANK LOANS (Continued)
$185,349	Tribune Media Co. 4.000%, 7/1/2020[1,3]	$183,091
	TOTAL BANK LOANS (Cost $6,604,979)	6,451,191

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 13.1%
	Banc of America Commercial Mortgage Trust 2007-3
250,000	5.547%, 6/10/2049[1,3]	268,253
71,854	5.547%, 6/10/2049[1,3]	77,477
150,000	BBCMS Trust 2014-BXO 2.715%, 8/15/2027[2,3]	149,550
293,042	CD 2006-CD3 Mortgage Trust 5.617%, 10/15/2048[1]	307,984
165,000	Citigroup Commercial Mortgage Trust 2006-C4 5.771%, 3/15/2049[1,3]	174,226
2,893,352	Citigroup Commercial Mortgage Trust 2014-GC23 1.151%, 7/10/2047[1,3]	225,936
250,000	COBALT CMBS Commercial Mortgage Trust 2007-C2 5.526%, 4/15/2047[1,3]	268,555
250,000	COMM 2006-C7 Mortgage Trust 5.781%, 6/10/2046[1,3]	264,063
1,504,871	COMM 2014-CCRE19 Mortgage Trust 1.319%, 8/10/2047[1,3]	120,864
250,000	Commercial Mortgage Trust 2007-GG9 5.444%, 3/10/2039[1]	266,635
100,000	EQTY 2014-INNS Mortgage Trust 2.507%, 5/8/2031[1,2,3]	99,592
	Fannie Mae-Aces
48,355,138	0.108%, 9/25/2019[3]	199,175
7,568,154	0.436%, 6/25/2024[3]	239,222
8,009,858	0.168%, 7/25/2024[3]	105,201
	FHLMC Multifamily Structured Pass-Through Certificates
1,010,000	1.592%, 6/25/2040[1,3]	110,142
805,000	1.798%, 8/25/2042[1,3]	78,760
1,300,000	2.114%, 8/25/2042[1,3]	209,881
232,323	Freddie Mac Structured Agency Credit Risk Debt Notes 1.170%, 2/25/2024[1,3]	230,930
180,000	FREMF 2012-K501 Mortgage Trust 3.458%, 11/25/2046[1,2,3]	184,239
	Government National Mortgage Association
2,487,958	1.038%, 11/16/2054[1,3]	226,392
1,420,109	0.816%, 4/16/2056[1,3]	93,010
2,712,919	0.932%, 4/16/2056[1,3]	204,459
96,455	Impac Secured Assets CMN Owner Trust 1.230%, 11/25/2034[1,3]	96,592

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Principal Amount		Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$250,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16 5.593%, 5/12/2045[1]	$265,547
265,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19 5.698%, 2/12/2049[1,3]	284,376
235,396	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10 5.420%, 1/15/2049[1]	251,378
125,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN 3.761%, 6/15/2029[2,3]	123,386
997,727	JPMBB Commercial Mortgage Securities Trust 2014-C21 1.128%, 8/15/2047[1,3]	78,546
4,124,176	KBSA 2014-3 A 1.421%, 5/25/2039[1,2,3]	224,896
300,000	LB-UBS Commercial Mortgage Trust 2005-C3 4.843%, 7/15/2040[1]	302,720
250,000	Morgan Stanley Capital I Trust 2005-HQ6 5.073%, 8/13/2042[1,3]	253,704
200,000	Morgan Stanley Capital I Trust 2007-IQ16 6.083%, 12/12/2049[1,3]	219,779
152,055	RREF 2014-LT6 LLC 2.750%, 9/15/2024[1,2]	152,072
3,200,000	WFRBS Commercial Mortgage Trust 2014-C21 0.609%, 8/15/2047[1,3]	175,395
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,582,840)	6,532,937

	CORPORATE BONDS – 52.8%
	COMMUNICATIONS – 3.1%
250,000	British Telecommunications PLC 1.625%, 6/28/2016	251,800
150,000	CCO Holdings LLC / CCO Holdings Capital Corp. 7.375%, 6/1/2020[1]	159,000
250,000	Deutsche Telekom International Finance BV 2.250%, 3/6/2017[2]	253,949
150,000	DISH DBS Corp. 7.125%, 2/1/2016	157,687
150,000	Sprint Communications, Inc. 9.000%, 11/15/2018[2]	170,610
150,000	Telefonica Emisiones SAU 3.192%, 4/27/2018	154,251
230,000	Time Warner Cable, Inc. 5.850%, 5/1/2017	251,056
170,000	Verizon Communications, Inc. 2.500%, 9/15/2016	173,770
		1,572,123

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY – 5.7%
$500,000	ERAC USA Finance LLC 6.200%, 11/1/2016[2]	$544,368
	Ford Motor Credit Co. LLC
235,000	4.207%, 4/15/2016	243,236
240,000	4.250%, 2/3/2017	252,017
200,000	General Motors Co. 3.500%, 10/2/2018	204,000
250,000	General Motors Financial Co., Inc. 2.625%, 7/10/2017	251,084
	Hyundai Capital America
260,000	1.625%, 10/2/2015[2]	261,066
260,000	1.875%, 8/9/2016[2]	261,800
100,000	K Hovnanian Enterprises, Inc. 7.250%, 10/15/2020[1,2]	103,500
200,000	Royal Caribbean Cruises Ltd. 7.250%, 3/15/2018	223,000
140,000	RSI Home Products, Inc. 6.875%, 3/1/2018[1,2]	146,300
150,000	Sabre GLBL, Inc. 8.500%, 5/15/2019[1,2]	160,500
200,000	United Rentals North America, Inc. 5.750%, 7/15/2018[1]	208,500
		2,859,371
	CONSUMER STAPLES – 1.8%
200,000	Constellation Brands, Inc. 7.250%, 5/15/2017	221,000
250,000	Reynolds American, Inc. 1.050%, 10/30/2015	250,272
300,000	SABMiller Holdings, Inc. 0.922%, 8/1/2018[2,3]	300,950
140,000	Walgreens Boots Alliance, Inc. 1.750%, 11/17/2017	140,347
		912,569
	ENERGY – 2.7%
250,000	Anadarko Petroleum Corp. 5.950%, 9/15/2016	267,345
200,000	Chesapeake Energy Corp. 6.500%, 8/15/2017	213,000
150,000	EP Energy LLC / Everest Acquisition Finance, Inc. 6.875%, 5/1/2019[1]	152,250
230,000	Kinder Morgan Energy Partners LP 6.000%, 2/1/2017	248,454

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$200,000	Kinder Morgan Finance Co. LLC 6.000%, 1/15/2018[2]	$216,760
230,000	Transocean, Inc. 5.050%, 12/15/2016	231,101
		1,328,910
	FINANCIALS – 27.4%
250,000	Abbey National Treasury Services PLC 0.751%, 3/13/2017[3]	249,934
	ABN AMRO Bank NV
260,000	1.375%, 1/22/2016[2]	261,052
240,000	4.250%, 2/2/2017[2]	252,878
200,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 2.750%, 5/15/2017[2]	196,000
200,000	Ally Financial, Inc. 4.750%, 9/10/2018	207,000
500,000	American Express Credit Corp. 2.800%, 9/19/2016	514,706
	Bank of America Corp.
470,000	5.700%, 5/2/2017	508,073
250,000	1.700%, 8/25/2017	250,057
335,000	1.125%, 4/1/2019[3]	335,554
520,000	Barclays Bank PLC 0.812%, 2/17/2017[3]	520,426
490,000	Capital One Financial Corp. 3.150%, 7/15/2016	503,939
200,000	CIT Group, Inc. 4.250%, 8/15/2017	204,000
	Citigroup, Inc.
470,000	5.500%, 2/15/2017	505,243
520,000	0.778%, 3/10/2017[3]	518,752
250,000	0.933%, 11/24/2017[3]	250,062
260,000	Discover Bank 2.000%, 2/21/2018	259,322
300,000	Fifth Third Bank 0.742%, 11/18/2016[1,3]	300,635
500,000	General Electric Capital Corp. 3.350%, 10/17/2016	519,938
475,000	Goldman Sachs Group, Inc. 1.433%, 4/30/2018[3]	480,573
500,000	HSBC Bank PLC 0.872%, 5/15/2018[2,3]	501,997
500,000	HSBC USA, Inc. 1.625%, 1/16/2018	498,075

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$200,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 3.500%, 3/15/2017[1]	$200,000
500,000	JPMorgan Chase & Co. 0.752%, 2/15/2017[3]	498,738
500,000	JPMorgan Chase Bank NA 0.571%, 6/13/2016[3]	497,881
367,000	KeyBank NA/Cleveland OH 1.100%, 11/25/2016[1]	366,357
200,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 7.375%, 10/1/2017[1]	206,000
300,000	Liberty Mutual Group, Inc. 6.700%, 8/15/2016[2]	325,305
480,000	Lloyds Bank PLC 4.200%, 3/28/2017	507,638
	Morgan Stanley
250,000	1.514%, 4/25/2018[3]	253,978
510,000	2.125%, 4/25/2018	510,295
250,000	Prudential Financial, Inc. 4.750%, 9/17/2015	256,530
260,000	Regions Financial Corp. 2.000%, 5/15/2018[1]	257,449
450,000	Royal Bank of Scotland PLC 4.375%, 3/16/2016	465,238
490,000	Santander Holdings USA, Inc. 4.625%, 4/19/2016	510,434
250,000	Sumitomo Mitsui Banking Corp. 0.550%, 7/11/2017[3]	248,940
195,000	Synchrony Financial 1.875%, 8/15/2017[1]	195,379
250,000	UBS AG/Stamford CT 0.873%, 8/14/2019[3]	250,784
292,000	Wachovia Corp. 5.625%, 10/15/2016	314,017
		13,703,179
	GOVERNMENTS – 0.9%
250,000	Colombia Government International Bond 2.032%, 11/16/2015[3]	250,805
200,000	Mexico Government International Bond 5.625%, 1/15/2017	217,000
		467,805
	HEALTH CARE – 6.1%
	AbbVie, Inc.
260,000	1.200%, 11/6/2015	260,764

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
$260,000	1.750%, 11/6/2017	$260,565
125,000	Actavis, Inc. 1.875%, 10/1/2017	124,516
260,000	Aetna, Inc. 1.500%, 11/15/2017[1]	257,972
167,000	Becton, Dickinson and Co. 0.691%, 6/15/2016[3]	167,040
200,000	Boston Scientific Corp. 6.400%, 6/15/2016	213,997
260,000	Celgene Corp. 1.900%, 8/15/2017	260,916
250,000	Cigna Corp. 2.750%, 11/15/2016	256,717
250,000	Gilead Sciences, Inc. 3.050%, 12/1/2016	259,412
	McKesson Corp.
260,000	0.950%, 12/4/2015	260,614
260,000	1.292%, 3/10/2017	258,672
200,000	Tenet Healthcare Corp. 6.250%, 11/1/2018	217,000
250,000	Thermo Fisher Scientific, Inc. 2.250%, 8/15/2016	253,898
		3,052,083
	INDUSTRIALS – 1.9%
250,000	Asciano Finance Ltd. 3.125%, 9/23/2015[2]	252,921
150,000	Case New Holland Industrial, Inc. 7.875%, 12/1/2017	165,000
260,000	Pentair Finance SA 1.875%, 9/15/2017	259,686
250,000	Textron, Inc. 4.625%, 9/21/2016	264,503
		942,110
	MATERIALS – 2.0%
130,000	AK Steel Corp. 8.750%, 12/1/2018[1]	136,500
250,000	Anglo American Capital PLC 2.625%, 9/27/2017[2]	252,317
185,000	Freeport-McMoRan, Inc. 2.300%, 11/14/2017	185,222
250,000	Glencore Finance Canada Ltd. 3.600%, 1/15/2017[2]	257,793

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
$150,000	Rockwood Specialties Group, Inc. 4.625%, 10/15/2020[1]	$154,875
		986,707
	TECHNOLOGY – 0.8%
250,000	Apple, Inc. 0.532%, 5/6/2019[3]	250,102
135,000	KLA-Tencor Corp. 2.375%, 11/1/2017	135,711
		385,813
	UTILITIES – 0.4%
200,000	NRG Energy, Inc. 7.625%, 1/15/2018	219,500
	TOTAL CORPORATE BONDS (Cost $26,583,006)	26,430,170

	MUNICIPAL BONDS – 0.5%
250,000	New Jersey Transit Corp. 0.800%, 9/15/2015	249,918
	TOTAL MUNICIPAL BONDS (Cost $250,000)	249,918

	TOTAL INVESTMENTS – 92.3% (Cost $46,569,922)	46,196,997
	Other Assets in Excess of Liabilities – 7.7%	3,849,286

	TOTAL NET ASSETS – 100.0%	$50,046,283

LP – Limited Partnership
PLC – Public Limited Company

[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.
[3]	Variable, floating, or step rate security.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund
SUMMARY OF INVESTMENTS
As of December 31, 2014 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Asset-Backed Securities	13.0%
Bank Loans	12.9%
Commercial Mortgage-Backed Securities	13.1%
Corporate Bonds
Financials	27.4%
Health Care	6.1%
Consumer Discretionary	5.7%
Communications	3.1%
Energy	2.7%
Materials	2.0%
Industrials	1.9%
Consumer Staples	1.8%
Governments	0.9%
Technology	0.8%
Utilities	0.4%
Total Corporate Bonds	52.8%
Municipal Bonds	0.5%
Total Investments	92.3%
Other Assets in Excess of Liabilities	7.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2014 (Unaudited)

Assets:
Investments, at value (cost $46,569,922)	$46,196,997
Cash	3,586,997
Receivables:
Dividends and interest	274,346
Due from Advisor	39,520
Paydowns	501
Prepaid expenses	25,586
Prepaid offering costs	16,303
Total assets	50,140,250

Liabilities:
Payables:
Shareholder servicing fees (Note 7)	25,090
Distribution fees - Class A & Class C (Note 8)	39
Fund accounting fees	28,186
Transfer agent fees and expenses	10,738
Administration fees	9,777
Auditing fees	8,398
Custody fees	3,438
Chief Compliance Officer fees	1,324
Trustees' fees and expenses	841
Bank loan fees	741
Accrued other expenses	5,395
Total liabilities	93,967

Net Assets	$50,046,283

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$50,501,348
Accumulated net investment loss	(67,610)
Accumulated net realized loss on investments	(14,530)
Net unrealized depreciation on investments	(372,925)
Net Assets	$50,046,283

Class A Shares:
Net assets applicable to shares outstanding	$20,987
Number of shares issued and outstanding	2,118
Net asset value per share[1]	$9.91
Maximum sales charge (2.50% of offering price)[2]	0.25
Maximum offering price to public	$10.16

Class C Shares:
Net assets applicable to shares outstanding	$995
Number of shares issued and outstanding	101
Net asset value per share[3]	$9.90 [4]

Class I Shares:
Net assets applicable to shares outstanding	$50,024,301
Number of shares issued and outstanding	5,047,997
Net asset value per share	$9.91

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% will be imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 18 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of 100,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% will be charged on purchases that are redeemed in whole or in part within 12 months of purchase.
[4]	Based on unrounded net assets and shares outstanding.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2014 (Unaudited)

Investment Income:
Interest (net of foreign withholding taxes of $254)	$406,701
Total investment income	406,701

Expenses:
Advisory fees	95,885
Fund accounting fees	60,903
Administration fees	37,603
Transfer agent fees and expenses	28,905
Shareholder servicing fees (Note 7)	25,095
Registration fees	23,777
Offering costs	16,499
Auditing fees	8,398
Legal fees	8,017
Custody fees	7,219
Chief Compliance Officer fees	7,014
Miscellaneous	3,821
Trustees' fees and expenses	3,761
Shareholder reporting fees	2,176
Insurance fees	602
Distribution fees - Class A (Note 8)	63
Distribution fees - Class C (Note 8)	5

Total expenses	329,743
Advisory fees waived	(95,885)
Other expenses absorbed	(233,623)
Net expenses	235
Net investment income	406,466

Realized and Unrealized Loss on Investments:
Net realized loss on investments	(11,507)
Net change in unrealized appreciation/depreciation on investments	(372,925)
Net realized and unrealized loss on investments	(384,432)

Net Increase in Net Assets from Operations	$22,034

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Six Months Ended
December 31, 2014
(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$406,466
Net realized loss on investments	(11,507)
Net change in unrealized appreciation/depreciation on investments	(372,925)
Net increase in net assets resulting from operations	22,034

Distributions to Shareholders:
From net investment income:
Class A	(296)
Class C	(5)
Class I	(473,775)
From net realized gains
Class A	(2)
Class C	- [1]
Class I	(3,021)
Total distributions to shareholders	(477,099)

Capital Transactions:
Net proceeds from shares sold:
Class A	928,109
Class C	1,000
Class I	50,001,000
Reinvestment of distributions:
Class A	298
Class C	5
Class I	476,795
Cost of shares redeemed
Class A	(905,859)
Net increase in net assets from capital transactions	50,501,348

Total increase in net assets	50,046,283

Net Assets:
Beginning of period	-
End of period	$50,046,283

Accumulated net investment loss	$(67,610)

Capital Share Transactions:
Shares sold:
Class A	93,440
Class C	100
Class I	5,000,100
Shares reinvested:
Class A	30
Class C	1
Class I	47,897
Shares redeemed
Class A	(91,352)
Net increase from capital share transactions	5,050,216

[1]	Amount represents less than $1.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout the period.

For the
Six Months Ended
December 31, 2014
(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	0.07
Net realized and unrealized loss on investments	(0.07)
Total from investment operations	-

Less Distributions:
From net investment income	(0.09)
From net realized gain	- [2]
Total distributions	(0.09)

Net asset value, end of period	$9.91

Total return[3]	(0.04)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$21

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.55%[5]
After fees waived and expenses absorbed	0.25%[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.06%[5]
After fees waived and expenses absorbed	1.36%[5]

Portfolio turnover rate	12%[4]

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 2.50% of offering price which is reduced on sales of $100,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class A shares made within 18 months of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout the period.

For the
Six Months Ended
December 31, 2014
(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	0.03
Net realized and unrealized loss on investments	(0.08)
Total from investment operations	(0.05)

Less Distributions:
From net investment income	(0.05)
From net realized gain	- [2]
Total distributions	(0.05)

Net asset value, end of period	$9.90

Total return[3]	(0.47)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.30%[5]
After fees waived and expenses absorbed	1.00%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.69)%[5]
After fees waived and expenses absorbed	0.61%[5]

Portfolio turnover rate	12%[4]

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.

For the
Six Months Ended
December 31, 2014
(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	0.08
Net realized and unrealized loss on investments	(0.08)
Total from investment operations	-

Less Distributions:
From net investment income	(0.09)
From net realized gain	- [2]
Total distributions	(0.09)

Net asset value, end of period	$9.91

Total return[3]	0.05%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$50,024

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.30%[5]
After fees waived and expenses absorbed	0.00%[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.31%[5]
After fees waived and expenses absorbed	1.61%[5]

Portfolio turnover rate	12%[4]

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2014 (Unaudited)

Note 1 – Organization
AAM/HIMCO Short Duration Fund (“HIMCO Short Duration” or “HIMCO Short Duration Fund”) (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek to provide current income and long-term total return.  The Fund currently offers three classes of shares: Class A, Class C and Class I.  The Fund’s inception date was June 30, 2014, but the Fund commenced investment operations on July 1, 2014.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

AAM/HIMCO Short Duration Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2014 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $32,802, which are being amortized over a one-year period from July 1, 2014 (commencement of operations).

(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the six months ended December 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Fund will make distributions of net investment income monthly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Other
The Fund may purchase participations in commercial loans.  Such investments may be secured or unsecured.  Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.  The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender.  When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary.  The indebtedness and loan participations in which the Fund intends to invest may not be rated by any nationally recognized rating service.

AAM/HIMCO Short Duration Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2014 (Unaudited)

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment, and revolving credit facilities, which would require the Fund to make additional investments in the bank loans as required under the terms of the credit facility at the borrower’s demand.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the HIMCO Short Duration Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.38% of the Fund’s average daily net assets. The Advisor has engaged Hartford Investment Management Company (the “Sub‐Advisor”) to manage the Fund and pays the Sub‐Advisor from its advisory fees.

The Fund’s advisor has contractually agreed to waive its fees and/or pay for expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.84%, 1.59% and 0.59% of the average daily net assets of the HIMCO Short Duration Fund's Class A, Class C and Class I Shares, respectively, until October 31, 2015.

For the six months ended December 31, 2014, the Advisor waived all of its fees and absorbed other expenses totaling $193 for the HIMCO Short Duration Fund. The Advisor may recover from the Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratios, including the recovered expenses, fall below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

HIMCO Short Duration Fund
2018	$193

In addition, the Advisor has agreed to voluntarily waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.25%, 1.00% and 0.00% on the first $50 million of the average daily net assets of the Fund's Class A, Class C and Class I Shares, respectively. The Fund’s advisor will not seek recoupment of the voluntary advisory fees waived and/or reimbursement of expenses which was $329,316 for the six months ended December 31, 2014.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

AAM/HIMCO Short Duration Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2014 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended December 31, 2014, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  Prior to October 1, 2014, Cipperman & Co. provided CCO services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2014, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At December 31, 2014, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

HIMCO Short Duration Fund
Cost of investments	$46,569,922

Gross unrealized appreciation	$24,767
Gross unrealized depreciation	(397,692)

Net unrealized appreciation (depreciation)	$(372,925)

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended December 31, 2014, the HIMCO Short Duration Fund received $0 in redemption fees.

Note 6 – Investment Transactions
For the six months ended December 31, 2014, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
HIMCO Short Duration Fund	$51,379,374	$4,499,637

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% for the HIMCO Short Duration Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2014, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Class A and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

AAM/HIMCO Short Duration Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2014 (Unaudited)

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the Plan.

For the six months ended December 31, 2014, distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AAM/HIMCO Short Duration Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2014 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of December 31, 2014, in valuing the Fund’s assets carried at fair value:

HIMCO Short Duration Fund	Level 1*	Level 2	Level 3*	Total
Investments
Asset-Backed Securities	$-	$6,532,781	$-	$6,532,781
Bank Loans	-	6,451,191	-	6,451,191
Commercial Mortgage-Backed Securities	-	6,532,937	-	6,532,937
Corporate Bonds[1]	-	26,430,170	-	26,430,170
Municipal Bonds	-	249,918	-	249,918
Total Investments	$-	$46,196,997	$-	$46,196,997

[1]	For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedules of Investments.
*	The Fund did not hold any Level 1 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 11 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.  The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings.  The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

AAM/HIMCO Short Duration Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement and Sub-Advisory Agreement
At an in-person meeting held on March 4-5, 2014, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Advisors Asset Management, Inc. (the “Investment Advisor”) and the Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Fund Advisory Agreements”) between the Investment Advisor and Hartford Investment Management Company (the “Sub-Advisor”) with respect to the AAM/HIMCO Short Duration Fund (the “Fund”) series of the Trust for an initial two-year term.  In approving the Fund Advisory Agreements, the Board, including the Independent Trustees, determined that each such approval is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor and Mutual Fund Administration Corporation and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s and the Sub-Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Fund; the composite performance information of accounts managed by the Sub-Advisor using its Short Duration strategy (the “Sub-Advisor Composite”) compared with returns of its benchmark index for the one-, three-, five- and ten-year periods ended November 30, 2013; reports comparing the investment advisory fees and total expenses of each Fund to those of a group of comparable funds selected by Morningstar, Inc. (the “Expense Peer Group”) from its Short-Term Bond fund universe (the “Expense Universe”); and information about the Investment Advisor’s and the Sub-Advisor’s policies and procedures, including their compliance manuals and brokerage and trading procedures.  The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year with respect to the Investment Advisor at other Board and Board committee meetings as the investment advisor of two other series of the Trust, and also considered  presentations by the Investment Advisor and the Sub-Advisor made at the meeting.  No representatives of the Investment Advisor or the Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements.

In approving each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Trustees noted that the Investment Advisor did not manage any other accounts or funds with investment strategies similar to those of the Fund, and considered information included in the meeting materials regarding the Sub-Advisor Composite. The Board noted that the materials they reviewed indicated that the Sub-Advisor Composite returns (gross of fees) were higher than the returns of the Barclays 1-3 Year Government/Credit Index for the one-, three-, five- and ten-year periods ended November 30, 2013.

The Board noted its familiarity with the Investment Advisor as the investment advisor of two other series of the Trust, and considered the services to be provided by the Investment Advisor and the Sub-Advisor to the Fund.  In doing so, the Board considered the Investment Advisor’s role as the Fund’s investment advisor, noting that the Investment Advisor would provide overall supervision of the general investment management and investment operations of the Fund and oversee the Sub-Advisor with respect to the Fund’s operations, including monitoring the Sub-Advisor’s investment and trading activities with respect to the Fund, and monitoring the Fund’s compliance with its investment policies; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management.  The Board also considered the qualifications, experience and responsibilities of the personnel of the Investment Advisor and the Sub-Advisor who would be involved in the activities of the Fund.  In addition the Board considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of each of the Investment Advisor and the Sub-Advisor.

AAM/HIMCO Short Duration Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the various factors they had reviewed each of the Investment Advisor and the Sub-Advisor would have the capabilities, resources and personnel necessary to manage the Fund and that the Investment Advisor and the Sub-Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee, Expense Ratio and Sub-Advisory Fee
The Board considered information included in the meeting materials regarding the proposed investment advisory fees and total expenses of the Fund.  With respect to the advisory fees proposed to be paid by the Fund, the Board noted that the meeting materials indicated that the investment advisory fees (gross of fee waivers) were slightly higher than the median advisory fee of the funds in the Expense Peer Group and Expense Universe (by 0.03% and 0.02%, respectively).  The Board noted, however, that the Investment Advisor anticipated subsidizing a portion of the Fund’s operating expenses, in addition to waiving its entire advisory fee, during the first year of the Fund’s operations.  The Board noted that because the Investment Advisor did not manage any other accounts or funds with investment strategies similar to those of the Fund, the Board did not have a good basis for comparison of the Fund’s proposed advisory fees to those charged by the Investment Advisor to other clients.

With respect to the Fund’s total expenses, the Board considered that the estimated total annual expenses for the Fund (net of fee waivers) were slightly higher than the median expenses of the funds in the Expense Peer Group and Expense Universe, by 0.04% and 0.08%, respectively.  The Board noted, however, that the Fund’s estimated asset size of $50 million in its first year of operations was significantly lower than the average asset sizes of funds in the Expense Peer Group and Expense Universe.

With respect to the sub-advisory fee, the Board observed, among other things, that the proposed sub-advisory fee to be paid to the Sub-Advisor was lower than the Sub-Advisor’s standard fee schedule for institutional client accounts managed using its Short Duration strategy up to the $75 million asset level, but higher than the Sub-Advisor’s standard fee schedule above that level.  The Board noted, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Sub-Advisor’s institutional clients.  The Board also noted that the Investment Advisor would pay the Sub-Advisor’s sub-advisory fees out of the Investment Advisor’s advisory fee, and that the Sub-Advisor had agreed to waive all or a portion of its sub-advisory fee and/or reimburse the Investment Advisor for a portion of the Investment Advisor’s fee waiver or reimbursement for so long as the Investment Advisor has agreed to waive some or all of the Fund’s advisory fees or reimburse its expenses pursuant to an expense limitation agreement.  The Board considered that upon commencement of Fund operations the Sub-Advisor intended to invest approximately $50 million of assets in the Fund; that for each $5 million increase in the Fund’s assets thereafter, the Sub-Advisor planned to redeem $1 million from the Fund; and that as the Sub-Advisor’s investment in the Fund decreased, the Investment Advisor’s voluntary waiver of the Fund’s total expenses would decrease.

The Board and the Independent Trustees concluded that the compensation payable to each of the Investment Advisor and the Sub-Advisor under its respective Fund Advisory Agreement was fair and reasonable in light of the services proposed to be provided by such company to the Fund.

AAM/HIMCO Short Duration Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s estimated costs and profits with respect to the Fund for the first year of the Fund’s operations taking into account estimated assets of $50 million, noting that the Investment Advisor estimated that it would receive no profits from providing advisory services to the Fund in the first year of the Fund’s operations.  The Board also considered the benefits to be received by the Investment Advisor and the Sub-Advisor as a result of their relationships with the Fund (other than the receipt of investment advisory fees and sub-advisory fees), including research made available to the Sub-Advisor by broker-dealers providing execution services to the Fund, and the intangible benefits of their association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.  The Board also noted that although there were no advisory fee breakpoints, during the Fund’s startup period the Fund’s asset levels would likely be too low to achieve significant economies of scale and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of each Fund Advisory Agreement would be in the best interests of the Fund and its shareholders and, accordingly, approved each Fund Advisory Agreement.

AAM/HIMCO Short Duration Fund
EXPENSE EXAMPLES
For the Six Months Ended December 31, 2014 (Unaudited)

Expense Examples
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

HIMCO Short Duration Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/14	12/31/14	7/1/14 – 12/31/14
Class A	Actual Performance	$1,000.00	$999.60	$1.24
	Hypothetical (5% annual return before expenses)	1,000.00	1,023.96	1.26
Class C	Actual Performance	1,000.00	995.30	5.01
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.19	5.07
Class I	Actual Performance	1,000.00	1,000.50	0.00
	Hypothetical (5% annual return before expenses)	1,000.00	1,025.20	0.00

*	Expenses are equal to the Fund’s annualized expense ratios of 0.25%, 1.00% and 0.00% for Class A, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

AAM/HIMCO Short Duration Fund
a series of Investment Managers Series Trust

Investment Advisor
Advisors Asset Management, Inc.
18925 Base Camp Road, Suite 203
Monument, Colorado  80132

Sub-Advisor
Hartford Investment Management Company
One Hartford Plaza
Hartford, Connecticut  06155

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin  53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine  04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AAM/HIMCO Short Duration Fund - Class A	ASDAX	46141P 248
AAM/HIMCO Short Duration Fund - Class C	ASDCX	46141P 230
AAM/HIMCO Short Duration Fund - Class I	ASDIX	46141P 222

Privacy Principles of the AAM/HIMCO Short Duration Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information.  The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM/HIMCO Short Duration Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 966-9661, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (888) 966-9661. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AAM/HIMCO Short Duration Fund
P.O. Box 2175
Milwaukee, WI  53201
Toll Free:  (888) 966-9661

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/9/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/9/2015

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	3/9/2015